Summary of Significant Accounting Policies - Schedule of Common Stock Reflected on the Unaudited Condensed Consolidated Balance Sheets (Details) - Common Stock Subject to Possible Redemption [Member]	9 Months Ended
Sep. 30, 2024 USD ($)
Schedule of Common Stock Reflected on the Unaudited Condensed Consolidated Balance Sheets [Line Items]
Redeemable ordinary shares subject to possible redemption at December 31, 2023	$ 23,850,678
Less:
Redemption of Common Stock	(12,219,791)
Plus:
Accretion of carrying value to redemption value	499,211
Redeemable ordinary shares subject to possible redemption at September 30, 2024	$ 12,130,098